Derivative Financial Instruments and Hedging - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ 193,991	¥ 119,058	¥ 85,901
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2015	(482)
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	269	(69)	0
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	(20)	(47)	(265)
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ (915)	¥ (824)	¥ 181